Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss for the year	$ (39,050)	$ (27,323)
Adjustments for:
Depreciation and amortization	7,514	5,015
Impairment loss on trade receivables	1,787	98
Unrealized (gain)/loss on forward contracts	(805)	570
Equity in loss of investment in joint venture and associates	11,059	1,154
Loss on sale of assets	1,995	4,049
(Gain) loss on decommissioning liabilities	119	(85)
Amortization of deferred lease inducement	0	(476)
Employee future benefits	208	226
Employee future benefits plan contributions	(511)	(536)
Share-based compensation	3,561	2,902
Total Adjustments	(14,123)	(14,406)
Changes in non-cash working capital:
Trade and other receivables	(14,494)	(11,702)
Inventories	(787)	(12,932)
Prepaid expenses and other current assets	(812)	426
Trade and other payables	11,083	(5,573)
Deferred revenue	3,475	8,607
Warranty provision	1,428	3,892
Changes in non-cash working capital:	(107)	(17,282)
Cash used in operating activities	(14,230)	(31,688)
Investing activities:
Additions to property, plant and equipment	(13,934)	(9,854)
Net proceeds on sale of property, plant and equipment	2,137	1,345
Investment in joint venture and associates	(20,949)	(14,606)
Cash used in investing activities	(32,746)	(23,115)
Financing activities:
Principal payments of lease liabilities	(2,053)
Principal payments of lease liabilities		(598)
Net proceeds on issuance of share capital from share option exercises	4,624	1,628
Net proceeds on issuance of share capital from warrant exercises	0	1,434
Net proceeds on issuance of share capital from private placement	0	183,672
Cash provided by financing activities	2,571	186,136
Effect of exchange rate fluctuations on cash and cash equivalents held	(38)	647
Increase (decrease) in cash and cash equivalents	(44,443)	131,980
Cash and cash equivalents, beginning of year	192,235	60,255
Cash and cash equivalents, end of year	$ 147,792	$ 192,235